UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Strategic Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.9%
Consumer Discretionary 17.5%
AMC Entertainment, Inc., 8.75%, 6/1/2019		200,000	215,000
AMC Networks, Inc., 7.75%, 7/15/2021		35,000	38,675
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	174,900
7.0%, 5/20/2022		135,000	142,425
APX Group, Inc., 144A, 6.375%, 12/1/2019		75,000	70,688
Arcelik AS, 144A, 5.0%, 4/3/2023		220,000	179,850
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	56,513
8.375%, 11/15/2020		80,000	88,400
144A, 8.375%, 11/15/2020		20,000	22,100
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	126,900
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	123,750
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		80,000	74,500
8.25%, 1/15/2019		95,000	103,312
BC Mountain LLC, 144A, 7.0%, 2/1/2021		70,000	71,750
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	162,362
Boyd Gaming Corp., 9.0%, 7/1/2020		55,000	59,125
Cablevision Systems Corp., 8.0%, 4/15/2020		25,000	27,688
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		155,000	148,025
9.0%, 2/15/2020		95,000	91,200
CCO Holdings LLC:
6.5%, 4/30/2021		635,000	642,937
6.625%, 1/31/2022		175,000	177,625
7.0%, 1/15/2019		45,000	47,588
7.375%, 6/1/2020		20,000	21,400
8.125%, 4/30/2020		25,000	27,125
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		45,000	45,338
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		250,000	230,000
144A, 6.375%, 9/15/2020		430,000	428,925
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		30,000	29,925
Clear Channel Communications, Inc., 11.25%, 3/1/2021		50,000	51,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		95,000	94,287
Series B, 6.5%, 11/15/2022		135,000	135,000
Series A, 7.625%, 3/15/2020		20,000	19,850
Series B, 7.625%, 3/15/2020		230,000	230,575
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		10,000	9,600
Columbus International, Inc., 144A, 11.5%, 11/20/2014		100,000	107,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	66,900
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		70,000	71,050
DISH DBS Corp.:
4.25%, 4/1/2018		70,000	68,950
4.625%, 7/15/2017		400,000	405,000
5.0%, 3/15/2023		125,000	115,312
6.75%, 6/1/2021		30,000	31,275
7.125%, 2/1/2016		90,000	98,100
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		70,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		75,000	66,375
Harron Communications LP, 144A, 9.125%, 4/1/2020		155,000	168,175
Hertz Corp.:
144A, 4.25%, 4/1/2018		625,000	612,500
6.75%, 4/15/2019		120,000	127,950
7.5%, 10/15/2018		320,000	345,600
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		55,000	55,825
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		140,000	144,200
L Brands, Inc., 7.0%, 5/1/2020		65,000	71,337
Lear Corp., 8.125%, 3/15/2020		32,000	34,960
Libbey Glass, Inc., 6.875%, 5/15/2020		45,000	48,094
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		130,000	135,200
LKQ Corp., 144A, 4.75%, 5/15/2023		110,000	101,200
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		60,000	60,750
Mediacom Broadband LLC, 6.375%, 4/1/2023		155,000	154,225
Mediacom LLC:
7.25%, 2/15/2022		45,000	47,138
9.125%, 8/15/2019		140,000	153,650
MGM Resorts International:
6.625%, 12/15/2021		230,000	233,450
6.75%, 10/1/2020		35,000	35,700
7.625%, 1/15/2017		100,000	110,250
8.625%, 2/1/2019		340,000	381,650
10.0%, 11/1/2016		40,000	47,000
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		70,000	70,175
National CineMedia LLC:
6.0%, 4/15/2022		85,000	86,700
7.875%, 7/15/2021		100,000	108,000
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	177,225
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	77,437
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	64,650
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,400
PNK Finance Corp., 144A, 6.375%, 8/1/2021		90,000	89,775
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	74,600
Regal Entertainment Group, 9.125%, 8/15/2018		38,000	41,515
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		60,000	55,500
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		200,000	223,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	48,250
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	85,000
144A, 7.804%, 10/1/2020		130,000	137,800
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		45,000	47,363
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		115,000	113,562
Starz LLC, 5.0%, 9/15/2019		60,000	58,800
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		95,000	89,775
UCI International, Inc., 8.625%, 2/15/2019		45,000	46,125
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		300,000	273,000
144A, 7.5%, 3/15/2019		150,000	162,000
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	234,196
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	21,100
144A, 7.875%, 11/1/2020		50,000	54,188
144A, 8.5%, 5/15/2021		30,000	32,475
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	165,000	237,228
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		80,000	87,400
Visant Corp., 10.0%, 10/1/2017		80,000	74,600
Visteon Corp., 6.75%, 4/15/2019		64,000	67,840

			11,227,583
Consumer Staples 4.4%
Ajecorp BV, 144A, 6.5%, 5/14/2022		150,000	145,875
B&G Foods, Inc., 4.625%, 6/1/2021		90,000	83,587
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		35,000	36,925
Constellation Brands, Inc.:
3.75%, 5/1/2021		95,000	87,875
6.0%, 5/1/2022		40,000	42,300
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	219,000
Del Monte Corp., 7.625%, 2/15/2019		155,000	161,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	97,200
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		65,000	67,763
MHP SA, 144A, 8.25%, 4/2/2020		200,000	176,500
NBTY, Inc., 9.0%, 10/1/2018		50,000	54,875
Pilgrim's Pride Corp., 7.875%, 12/15/2018		60,000	64,800
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		155,000	153,644
6.875%, 2/15/2021		205,000	216,275
7.125%, 4/15/2019		540,000	574,425
8.25%, 2/15/2021		100,000	98,750
8.5%, 5/15/2018		100,000	103,500
Smithfield Foods, Inc.:
6.625%, 8/15/2022		80,000	82,000
7.75%, 7/1/2017		150,000	168,750
Sun Products Corp., 144A, 7.75%, 3/15/2021		135,000	132,300
U.S. Foods, Inc., 8.5%, 6/30/2019		80,000	84,200

			2,851,744
Energy 13.8%
Access Midstream Partners LP:
4.875%, 5/15/2023		130,000	120,900
5.875%, 4/15/2021		45,000	46,238
6.125%, 7/15/2022		135,000	138,713
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	227,000
Antero Resources Finance Corp., 7.25%, 8/1/2019		110,000	115,500
Arch Coal, Inc., 7.0%, 6/15/2019		45,000	36,000
Berry Petroleum Co.:
6.375%, 9/15/2022		75,000	74,531
6.75%, 11/1/2020		165,000	167,475
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		75,000	74,250
8.625%, 10/15/2020		40,000	42,400
Chaparral Energy, Inc., 7.625%, 11/15/2022		70,000	70,175
Chesapeake Energy Corp., 7.25%, 12/15/2018		535,000	605,887
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		85,000	85,425
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	111,000
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		115,000	120,031
Crosstex Energy LP, 7.125%, 6/1/2022		40,000	41,000
Denbury Resources, Inc., 4.625%, 7/15/2023		220,000	196,350
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	164,687
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	183,500
El Paso LLC, 7.25%, 6/1/2018		105,000	118,490
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		105,000	103,163
EP Energy LLC:
6.875%, 5/1/2019		140,000	148,750
7.75%, 9/1/2022		35,000	37,450
9.375%, 5/1/2020		30,000	33,000
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		172,077	175,519
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	340,000
Frontier Oil Corp., 6.875%, 11/15/2018		70,000	74,550
Global Geophysical Services, Inc., 10.5%, 5/1/2017		90,000	77,850
Halcon Resources Corp.:
8.875%, 5/15/2021		150,000	150,375
9.75%, 7/15/2020		60,000	61,950
Holly Energy Partners LP:
6.5%, 3/1/2020		45,000	46,350
8.25%, 3/15/2018		110,000	116,600
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	178,919
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		90,000	89,100
Linn Energy LLC:
144A, 6.25%, 11/1/2019		225,000	207,000
6.5%, 5/15/2019		50,000	47,000
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		340,000	339,150
144A, 6.5%, 3/15/2021		85,000	86,488
Memorial Production Partners LP, 7.625%, 5/1/2021		45,000	43,425
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		270,000	256,500
144A, 10.75%, 10/1/2020		45,000	45,675
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		110,000	109,175
Murray Energy Corp., 144A, 8.625%, 6/15/2021		20,000	19,900
Newfield Exploration Co., 5.75%, 1/30/2022		80,000	79,600
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		230,000	233,450
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	68,250
6.875%, 1/15/2023		50,000	52,625
7.25%, 2/1/2019		265,000	280,900
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021		185,000	181,300
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		155,000	149,187
7.5%, 11/1/2019		110,000	114,400
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		90,000	86,850
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		150,000	134,025
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		40,000	35,700
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	243,891
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		260,000	248,300
144A, 5.625%, 4/15/2023		100,000	92,750
SandRidge Energy, Inc., 7.5%, 3/15/2021		190,000	189,050
SESI LLC:
6.375%, 5/1/2019		90,000	94,725
7.125%, 12/15/2021		275,000	297,687
Swift Energy Co., 7.875%, 3/1/2022		115,000	111,550
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	143,550
Tesoro Corp., 5.375%, 10/1/2022		60,000	57,300
Venoco, Inc., 8.875%, 2/15/2019		110,000	109,725
WPX Energy, Inc., 5.25%, 1/15/2017		295,000	312,700

			8,844,956
Financials 6.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		270,000	286,200
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	132,113
Ally Financial, Inc.:
5.5%, 2/15/2017		655,000	690,454
6.25%, 12/1/2017		195,000	209,095
8.0%, 3/15/2020		235,000	270,544
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	113,162
CIT Group, Inc.:
4.25%, 8/15/2017		515,000	521,437
5.0%, 5/15/2017		80,000	83,000
E*TRADE Financial Corp.:
6.0%, 11/15/2017		513,900	531,886
6.375%, 11/15/2019		265,000	278,250
6.75%, 6/1/2016		145,000	153,338
Hellas Telecommunications Finance, 144A, 8.218% **, 7/15/2015 (PIK) *	EUR	109,187	0
International Lease Finance Corp.:
3.875%, 4/15/2018		285,000	272,175
4.625%, 4/15/2021		135,000	122,850
6.25%, 5/15/2019		125,000	128,750
8.625%, 1/15/2022		125,000	140,938
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		110,000	111,925
(REIT), 6.875%, 5/1/2021		110,000	115,775
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		65,000	67,438
144A, 5.875%, 3/15/2022		110,000	112,750

			4,342,080
Health Care 6.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		200,000	214,000
Biomet, Inc.:
6.5%, 8/1/2020		135,000	138,375
6.5%, 10/1/2020		40,000	39,900
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	710,637
7.125%, 7/15/2020		750,000	757,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		90,000	92,700
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	71,400
144A, 6.5%, 9/15/2018		45,000	49,050
HCA, Inc.:
5.875%, 3/15/2022		120,000	123,900
6.5%, 2/15/2020		675,000	724,781
7.5%, 2/15/2022		170,000	184,875
Hologic, Inc., 6.25%, 8/1/2020		80,000	83,400
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	102,625
Par Pharmaceutical Companies, Inc., 144A, 7.375%, 10/15/2020		125,000	129,375
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		62,000	68,510
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		150,000	136,125
144A, 4.5%, 4/1/2021		20,000	18,400
6.25%, 11/1/2018		415,000	438,344
VPII Escrow Corp., 144A, 6.75%, 8/15/2018		170,000	179,988

			4,263,885
Industrials 9.1%
Accuride Corp., 9.5%, 8/1/2018		80,000	82,400
Air Lease Corp.:
4.75%, 3/1/2020		110,000	109,725
6.125%, 4/1/2017		175,000	187,687
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		40,000	41,300
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		117,800	121,923
BE Aerospace, Inc., 6.875%, 10/1/2020		65,000	70,200
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	130,950
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		90,000	87,750
144A, 7.75%, 3/15/2020		465,000	519,056
Case New Holland, Inc., 7.875%, 12/1/2017		225,000	258,750
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	209,475
Clean Harbors, Inc., 5.125%, 6/1/2021		100,000	97,250
CNH Capital LLC, 3.625%, 4/15/2018		150,000	147,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		55,000	51,563
Ducommun, Inc., 9.75%, 7/15/2018		140,000	154,700
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	174,250
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	183,000
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	42,200
FTI Consulting, Inc.:
6.0%, 11/15/2022		80,000	79,000
6.75%, 10/1/2020		295,000	311,594
Garda World Security Corp., 144A, 9.75%, 3/15/2017		75,000	79,875
GenCorp, Inc., 144A, 7.125%, 3/15/2021		280,000	293,300
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		200,000	211,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	200,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		105,000	113,137
7.125%, 3/15/2021		20,000	21,600
Iron Mountain, Inc., 5.75%, 8/15/2024		90,000	81,225
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		155,000	161,975
Meritor, Inc.:
6.75%, 6/15/2021		75,000	73,219
10.625%, 3/15/2018		60,000	65,100
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		75,000	72,375
8.875%, 11/1/2017		45,000	46,856
Navios South American Logistics, Inc., 9.25%, 4/15/2019		65,000	70,200
Nortek, Inc., 8.5%, 4/15/2021		85,000	92,013
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		200,000	174,000
Ply Gem Industries, Inc., 9.375%, 4/15/2017		21,000	22,103
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		95,000	99,750
Titan International, Inc.:
7.875%, 10/1/2017		185,000	196,100
144A, 7.875%, 10/1/2017		50,000	53,000
TransDigm, Inc.:
144A, 7.5%, 7/15/2021		125,000	132,187
7.75%, 12/15/2018		135,000	144,450
U.S. Airways Group, Inc., 6.125%, 6/1/2018		90,000	81,675
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	9,850
7.375%, 5/15/2020		120,000	129,300
7.625%, 4/15/2022		120,000	129,000
Watco Companies LLC, 144A, 6.375%, 4/1/2023		60,000	59,250

			5,872,313
Information Technology 3.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	35,350
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	98,088
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		125,000	126,562
CDW LLC, 8.5%, 4/1/2019		165,000	181,294
CyrusOne LP, 6.375%, 11/15/2022		40,000	40,200
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	65,550
EarthLink, Inc., 144A, 7.375%, 6/1/2020		95,000	92,863
Equinix, Inc.:
4.875%, 4/1/2020		100,000	96,250
5.375%, 4/1/2023		265,000	252,412
7.0%, 7/15/2021		90,000	96,525
First Data Corp.:
144A, 6.75%, 11/1/2020		275,000	281,187
144A, 7.375%, 6/15/2019		95,000	98,562
144A, 8.875%, 8/15/2020		170,000	183,600
144A, 10.625%, 6/15/2021		22,000	21,863
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		25,000	25,375
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		185,000	194,712
7.625%, 6/15/2021		90,000	96,525
IAC/InterActiveCorp., 4.75%, 12/15/2022		75,000	69,188
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	108,675

			2,164,781
Materials 10.5%
Axiall Corp., 144A, 4.875%, 5/15/2023		25,000	23,188
Berry Plastics Corp.:
9.5%, 5/15/2018		65,000	70,606
9.75%, 1/15/2021		80,000	92,600
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		60,000	60,600
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		110,000	112,200
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		75,000	79,500
BWAY Holding Co., 10.0%, GTY: Subsidiar, 6/15/2018		250,000	273,750
Cemex SAB de CV, 144A, 9.5%, 6/15/2018		200,000	217,000
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	150,500
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	90,950
Crown Americas LLC, 6.25%, 2/1/2021		20,000	21,000
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		45,000	42,300
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		430,000	403,125
144A, 9.875%, 6/15/2015		40,000	31,000
Exopack Holding Corp., 10.0%, 6/1/2018		90,000	95,175
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	157,125
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		130,000	132,275
144A, 6.875%, 4/1/2022		25,000	24,750
144A, 7.0%, 11/1/2015		135,000	139,050
144A, 8.25%, 11/1/2019		110,000	117,425
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		220,000	221,100
144A, 8.75%, 6/1/2020		125,000	130,625
Gerdau Holdings, Inc., 144A, 7.0%, 1/20/2020		200,000	208,000
Greif, Inc., 7.75%, 8/1/2019		230,000	261,050
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		40,000	39,500
8.875%, 2/1/2018		155,000	158,487
Huntsman International LLC:
4.875%, 11/15/2020		85,000	80,963
8.625%, 3/15/2020		120,000	132,600
8.625%, 3/15/2021		50,000	55,750
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		110,000	95,150
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	111,500
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	255,625
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	209,000
Novelis, Inc., 8.75%, 12/15/2020		490,000	532,875
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	104,080
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	93,150
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	116,050
PolyOne Corp., 144A, 5.25%, 3/15/2023		215,000	205,862
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		200,000	190,000
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	101,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		300,000	252,000
Sealed Air Corp., 144A, 5.25%, 4/1/2023		20,000	19,050
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		95,000	90,725
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	164,500
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	153,700
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	394,800

			6,711,261
Telecommunication Services 17.5%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	39,200
Series N, 6.0%, 4/1/2017		500,000	535,000
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		365,000	385,987
8.75%, 3/15/2018		430,000	446,125
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		200,000	177,000
CPI International, Inc., 8.0%, 2/15/2018		50,000	51,250
Cricket Communications, Inc., 7.75%, 10/15/2020		480,000	545,400
Crown Castle International Corp., 7.125%, 11/1/2019		90,000	96,750
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		200,000	212,000
144A, 10.5%, 4/15/2018		100,000	107,750
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		530,000	551,200
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	80,289	0
Frontier Communications Corp.:
7.125%, 1/15/2023		515,000	500,837
7.625%, 4/15/2024		40,000	39,100
8.25%, 4/15/2017		119,000	133,875
8.5%, 4/15/2020		180,000	196,650
8.75%, 4/15/2022		25,000	27,063
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		280,000	259,700
7.25%, 10/15/2020		435,000	464,362
7.5%, 4/1/2021		465,000	502,200
8.5%, 11/1/2019		220,000	239,250
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		255,000	262,650
144A, 8.125%, 6/1/2023		35,000	36,575
Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	10,675
Level 3 Financing, Inc.:
7.0%, 6/1/2020		145,000	146,087
8.125%, 7/1/2019		80,000	84,600
8.625%, 7/15/2020		65,000	69,550
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	67,438
144A, 6.625%, 4/1/2023		95,000	94,288
7.875%, 9/1/2018		155,000	167,787
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	189,250
NII Capital Corp., 7.625%, 4/1/2021		55,000	42,075
SBA Communications Corp., 5.625%, 10/1/2019		75,000	73,875
SBA Telecommunications, Inc., 8.25%, 8/15/2019		26,000	28,210
Sprint Communications, Inc.:
6.0%, 12/1/2016		775,000	821,500
9.125%, 3/1/2017		65,000	74,588
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	177,300
Telesat Canada, 144A, 6.0%, 5/15/2017		900,000	933,750
tw telecom holdings, Inc.:
5.375%, 10/1/2022		115,000	109,538
144A, 5.375%, 10/1/2022		15,000	14,288
144A, 6.375%, 9/1/2023		90,000	89,550
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		490,000	512,050
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	156,750
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		200,000	208,000
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	80,000
Windstream Corp.:
6.375%, 8/1/2023		95,000	85,856
7.5%, 6/1/2022		65,000	64,675
7.5%, 4/1/2023		150,000	146,625
7.75%, 10/15/2020		30,000	30,675
7.75%, 10/1/2021		130,000	132,925
144A, 7.75%, 10/1/2021		135,000	138,038
7.875%, 11/1/2017		310,000	344,100
8.125%, 9/1/2018		145,000	155,512

			11,261,479
Utilities 4.3%
AES Corp.:
4.875%, 5/15/2023		40,000	36,700
8.0%, 10/15/2017		75,000	86,250
8.0%, 6/1/2020		105,000	119,175
Calpine Corp.:
144A, 7.5%, 2/15/2021		153,000	162,180
144A, 7.875%, 7/31/2020		168,000	181,440
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	676,287
DPL, Inc., 6.5%, 10/15/2016		505,000	532,775
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		110,000	55,550
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		30,000	31,613
11.0%, 10/1/2021		205,000	219,862
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		200,000	207,500
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		175,608	180,437
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		200,000	184,000
NRG Energy, Inc., 7.625%, 1/15/2018		75,000	83,063

			2,756,832

Total Corporate Bonds (Cost $60,135,384)			60,296,914
Government & Agency Obligations 8.9%
Sovereign Bonds
Dominican Republic, 144A, 7.5%, 5/6/2021		900,000	963,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	278,584
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	113
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	94,500
Republic of Croatia, 144A, 6.375%, 3/24/2021		950,000	965,437
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	108,375
Republic of Panama, 9.375%, 1/16/2023		665,000	891,100
Republic of Slovenia, 144A, 4.75%, 5/10/2018		200,000	193,000
Russian Federation:
144A, 7.5%, 3/31/2030		1,490,000	1,718,432
REG S, 7.5%, 3/31/2030		402,114	463,762
Series 6207, 8.15%, 2/3/2027	RUB	1,000,000	30,662
United Mexican States, Series M-20, 8.5%, 5/31/2029	MXN	270,000	23,131

Total Government & Agency Obligations (Cost $5,605,338)			5,730,096
Loan Participations and Assignments 33.6%
Senior Loans ** 32.3%
Consumer Discretionary 13.3%
Air Distribution Technologies, Inc., First Lien Term Loan, 5.0%, 11/9/2018		169,150	171,264
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		1,135,000	1,127,906
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		9,671	4,835
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		188,575	190,048
Caesars Entertainment Operating Co., Term Loan B6, 5.434%, 1/26/2018		33,532	30,235
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		430,000	431,559
Charter Communications Operating LLC:
Term Loan E, 3.0%, 7/1/2020		655,000	649,678
Term Loan F, 3.0%, 1/4/2021		1,075,000	1,066,266
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		130,000	131,788
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		930,000	937,384
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		145,283	146,210
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		270,852	270,289
Term Loan B2, 4.25%, 8/7/2019		674,900	674,056
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/1/2019		420,000	420,262
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,041,450	1,040,669
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		1,095,110	1,100,586
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		155,504	155,428

			8,548,463
Consumer Staples 2.9%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		564,113	567,111
Term Loan B2, 4.75%, 3/21/2019		120,125	120,375
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		371,918	372,614
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		690,000	695,261
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		119,700	118,827

			1,874,188
Energy 3.1%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		355,000	362,895
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		658,330	661,210
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		77,850	77,752
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		540,000	544,053
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		295,821	299,951

			1,945,861
Health Care 1.8%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		322,567	321,912
Valeant Pharmaceuticals International, Inc.:
Term Loan B, LIBOR plus 2.75%, 2/13/2019		339,146	341,179
Term Loan B, LIBOR plus 2.75%, 12/11/2019		229,422	230,598
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		46,861	47,037
Term Loan B1, 4.25%, 3/15/2018		107,646	108,050
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		84,827	85,145

			1,133,921
Industrials 1.8%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		203,463	205,497
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		543,138	543,931
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		417,900	417,900

			1,167,328
Information Technology 1.2%
First Data Corp., Term Loan, 4.184%, 3/24/2017		790,000	784,790
Materials 2.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/3/2020		560,000	564,970
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		750,000	745,582
FMG Resources (August 2006) Pty Ltd., Term Loan, 5.25%, 10/18/2017		200,000	201,163
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		230,000	230,720

			1,742,435
Telecommunication Services 3.8%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		1,183,077	1,174,819
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		14,963	15,098
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		1,055,000	1,055,928
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		215,000	216,412

			2,462,257
Utilities 1.7%
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		655,000	658,056
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		396,960	395,068

			1,053,124
Sovereign Loans 1.3%
Financials 1.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	378,176
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	278,913

			657,089
Materials 0.3%
Uralkali OJSC, 144A, 3.723%, 4/30/2018		200,000	185,000

Total Loan Participations and Assignments (Cost $21,672,512)			21,554,456
Convertible Bonds 0.5%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	137,963
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		105,307	175,852

Total Convertible Bonds (Cost $169,887)			313,815
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $117,311)		175,000	155,750

		Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
Dawn Holdings, Inc.* (c) (Cost $5,863)		2	4,691

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		87	566
Trump Entertainment Resorts, Inc.*		8	0
Vertis Holdings, Inc.*		71	0

			566
Industrials 0.0%
Congoleum Corp.*		2,000	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		1,741	1,116
Wolverine Tube, Inc.*		640	20,640

			21,756

Total Common Stocks (Cost $37,095)			22,322
Preferred Stock 0.2%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $150,350)		160	149,720
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		175	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		9,761	6,185
Hercules Trust II, Expiration Date 3/31/2029*		95	1,568

			7,753

Total Warrants (Cost $20,981)			7,753

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $9,870)		200,000	13,501

		Shares	Value ($)
Cash Equivalents 10.1%
Central Cash Management Fund, 0.05% (b) (Cost $6,493,130)		6,493,130	6,493,130

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $94,417,721) †		147.5	94,742,148
Notes Payable		(45.2)	(29,000,000)
Other Assets and Liabilities, Net		(2.3)	(1,497,482)

Net Assets		100.0	64,244,666
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	9,671	9,465	4,835
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	80,289	109,298	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	70,000	70,788	0
Hellas Telecommunications Finance*	8.218%	7/15/2015	109,187	32,169	0
				221,720	4,835

Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2013.

†
The cost for federal income tax purposes was $94,417,721.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $460,102.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,385,708 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,925,606.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,863	4,691	0.01

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At August 31, 2013, the  Fund had an unfunded loan commitment  of $135,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Energy Partners LP, Term Delay Draw, 11/13/2017	135,000	135,675	675

At August 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (d)
Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	200,000	1	4/20/2016	7,130	(9,681)

(d)	Unrealized depreciation on written options on interest rate swap contracts at August 31, 2013 was $2,551.
At August 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	350,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	4,548	(1,742)	6,290
6/21/2010 9/20/2015	425,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	42,234	(9,714)	51,948
12/20/2011 3/20/2017	150,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	18,495	4,490	14,005
12/20/2012 12/20/2017	500,0003	5.0%	Markit Dow Jones CDX North America High Yield Index	31,018	9,414	21,604
9/20/2012 12/20/2017	190,0005	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	27,241	12,153	15,088
6/20/2013 9/20/2018	260,0002	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	22,115	21,000	1,115
6/20/2013 9/20/2018	260,0003	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	16,400	15,608	792
Total unrealized appreciation					110,842

(e)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(f)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	The Goldman Sachs & Co.
3	Bank of America
4	Credit Suisse
5	UBS AG

As of August 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	440,000	USD	583,419	9/17/2013	1,861	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso	MXN	Mexican Peso
BRL	Brazilian Real	RUB	Russian Ruble
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$60,296,914	$0	$60,296,914
Government & Agency Obligations	—	5,730,096	—	5,730,096
Loan Participations and Assignments	—	21,554,456	—	21,554,456
Convertible Bonds	—	137,963	175,852	313,815
Preferred Securities	—	155,750	—	155,750
Other Investments	—	4,691	—	4,691
Common Stocks (g)	—	22,322	—	22,322
Preferred Stock	—	149,720	—	149,720
Warrants (g)	—	—	7,753	7,753
Short-Term Investments (g)	6,493,130	—	—	6,493,130
Unfunded Loan Commitment	—	675	—	675
Derivatives (g)
Purchased Options	—	13,501	—	13,501
Credit Default Swap Contracts	—	110,842	—	110,842
Forward Foreign Currency Exchange Contracts	—	1,861	—	1,861

Total	$6,493,130	$88,178,791	$183,605	$94,855,526

Liabilities
Derivatives (h)
Written Options	—	(9,681)	—	(9,681)

Total	$—	$(9,681)	$—	$(9,681)

During the period ended August 31, 2013, the amount of transfers between Level 2 and Level 3 was $75. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$110,842	$—	$—
Foreign Exchange Contracts	$—	$1,861	$—
Interest Rate Contracts	$—	$—	$1,080

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013